Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000029800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia California Intermediate Municipal Bond Fund Class A (including sales charges) ($11,323)
Average Annual Return, Percent	2.01%	0.09%	1.25%
C000255077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia California Intermediate Municipal Bond Fund Class S ($11,964)
C000122571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia California Intermediate Municipal Bond Fund Institutional 2 Class ($12,013)
C000174633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia California Intermediate Municipal Bond Fund Institutional 3 Class ($12,059)
C000029803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia California Intermediate Municipal Bond Fund Institutional Class ($11,964)
C000029792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Municipal Bond Fund Class A (including sales charges) ($11,313)
Average Annual Return, Percent	2.98%	1.20%	1.24%
C000255076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Municipal Bond Fund Class S ($11,720)
C000122570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Municipal Bond Fund Institutional 2 Class ($11,783)
C000174632
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Municipal Bond Fund Institutional 3 Class ($11,809)
C000029795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Duration Municipal Bond Fund Institutional Class ($11,720)
Without Sales Load [Member] | C000029800
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%	0.70%	1.56%
Without Sales Load [Member] | C000255077
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	0.95%	1.81%
Without Sales Load [Member] | C000122571
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%	0.96%	1.85%
Without Sales Load [Member] | C000174633
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	1.02%	1.89%
Without Sales Load [Member] | C000029803
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	0.95%	1.81%
Without Sales Load [Member] | C000029792
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%	1.42%	1.35%
Without Sales Load [Member] | C000255076
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	1.67%	1.60%
Without Sales Load [Member] | C000122570
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%	1.70%	1.65%
Without Sales Load [Member] | C000174632
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	1.74%	1.68%
Without Sales Load [Member] | C000029795
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	1.67%	1.60%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index ($12,429)
Average Annual Return, Percent	6.34%	0.90%	2.20%
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Average Annual Return, Percent	6.10%	1.05%	2.01%
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Average Annual Return, Percent	6.10%	1.05%	2.01%
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Average Annual Return, Percent	6.10%	1.05%	2.01%
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Average Annual Return, Percent	6.10%	1.05%	2.01%
Columbia Threadneedle: Bloomberg California 3-15 Year Blend Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California 3-15 Year Blend Municipal Bond Index ($12,201)
Average Annual Return, Percent	6.10%	1.05%	2.01%
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Average Annual Return, Percent	4.09%	1.42%	1.63%
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Average Annual Return, Percent	4.09%	1.42%	1.63%
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Average Annual Return, Percent	4.09%	1.42%	1.63%
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Average Annual Return, Percent	4.09%	1.42%	1.63%
Columbia Threadneedle: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index ($11,758)
Average Annual Return, Percent	4.09%	1.42%	1.63%